Share Capital, Warrants and Options (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	Apr. 19, 2018 CAD ($) EquityInstruments $ / shares shares	Mar. 31, 2019 CAD ($) Option Vote $ / shares shares	Mar. 31, 2018 CAD ($) Option $ / shares shares	Dec. 31, 2018 CAD ($) Option shares
Issue of Equity [Line items]
Expected dividend yield			0.00%
Risk-free interest rate			2.04%
Expected volatility			96.90%
Expense from share-based payment transactions on grant of options | $			$ (287)
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted			5 years
Number of stock option granted | Option			5,725,000	6,425,000
Fair value of options granted | $			$ 287
Stock options exercisable price per share | $ / shares			$ .12
Maximum [Member]
Issue of Equity [Line items]
Percentage of beneficially owns, issued and outstanding		10.00%
Period of options granted		10 years
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Number of units subscribed | shares				200,000,000
Total purchase price | $				$ 15,000
Beneficially owned of common shares in total | shares				200,000,000
Percentage of beneficially owns, issued and outstanding		25.38%
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Number of units subscribed | shares				13,333,333
Total purchase price | $				$ 1,000
Beneficially owned of common shares in total | shares		369,809,820
Percentage of beneficially owns, issued and outstanding		46.93%
Reserve [Member]
Issue of Equity [Line items]
Expense from share-based payment transactions on grant of options | $			$ 287	317
Transfer to deficit for expired options and warrants | $			$ 25	229
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital | shares		100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Number of shares issued | shares		787,928,500	554,598,167
Number of shares outstanding | shares		787,928,500	554,598,167
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued | shares	233,333,333
Price of unit issued | $ / shares	$ 0.075
Total gross proceeds | $	$ 17,500
Number of common shares in unit | shares	1
Number of common share purchase warrants in unit | EquityInstruments	0.5
Exercise price of warrant | $ / shares	$ 0.12
Share issuance costs in cash | $	$ 579
Share issuance cost in trade payable | $				$ 250
Fair value of warrants issued | $	$ 2,572
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life	2 years
Expected dividend yield	0.00%
Risk-free interest rate	1.91%
Expected volatility	94.26%
Series 1 Preferred Shares [Member]
Issue of Equity [Line items]
Number of shares outstanding | shares		590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Number of votes per share at meeting of holders of preference shares | Vote		1
Conversion value of share | $ / shares		$ 1
Factor by which number of shares on conversion is calculated | $ / shares		$ 0.90